Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Primary Geographical Markets
Total revenue	$ 62,185,997	$ 22,536,729	$ 111,555,391	$ 35,913,821	$ 94,090,658	$ 48,299,112
Core Transportation Services [Member]
Primary Geographical Markets
Total revenue	28,936,421	19,477,389	47,740,979	32,335,291
Mobile Health [Member]
Primary Geographical Markets
Total revenue	33,249,576	3,059,340	63,814,412	3,578,530
United States [Member]
Primary Geographical Markets
Total revenue	59,946,797	21,205,022	107,308,709	33,570,222
United Kingdom [Member]
Primary Geographical Markets
Total revenue	$ 2,239,200	$ 1,331,707	$ 4,246,682	$ 2,343,599